Summary of significant accounting policies (Details Narrative) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common Stock Class B
Property, Plant and Equipment [Line Items]
Common stock, par value	$ 2.50	$ 2.50
Common Stock Class A
Property, Plant and Equipment [Line Items]
Common stock, par value	$ 0.25	$ 0.25
Minimum | Intangible Assets
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives	3 years
Maximum | Intangible Assets
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives	10 years
Property, Plant and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Property, Plant and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years